Buffalo Mid Cap Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Communication Services - 8.1%
Entertainment - 5.8%
Liberty Media Corp.-Liberty Formula One - Class A (a)	36,529	$3,468,794
Live Nation Entertainment, Inc. (a)	23,000	3,479,440
Take-Two Interactive Software, Inc. (a)	6,000	1,457,100
		8,405,334
Interactive Media & Services - 1.4%
Pinterest, Inc. - Class A (a)	58,202	2,087,124
		$–
Media - 0.9%
DoubleVerify Holdings, Inc. (a)	82,000	1,227,540
Total Communication Services		11,719,998

Consumer Discretionary - 4.5%
Hotels, Restaurants & Leisure - 1.8%
Vail Resorts, Inc.	10,746	1,688,519
Wingstop, Inc.	2,500	841,850
		2,530,369
Specialty Retail - 0.9%
CarMax, Inc. (a)	20,000	1,344,200
		$–
Textiles, Apparel & Luxury Goods - 1.8%
Birkenstock Holding PLC (a)	30,000	1,475,400
lululemon athletica, Inc. (a)	4,845	1,151,075
		2,626,475
Total Consumer Discretionary		6,501,044

Consumer Staples - 1.8%
Personal Care Products - 1.8%
elf Beauty, Inc. (a)	21,517	2,677,575

Financials - 9.1%
Capital Markets - 6.5%
MarketAxess Holdings, Inc.	6,225	1,390,291
Moody's Corp.	3,500	1,755,565
MSCI, Inc.	10,816	6,238,020
		9,383,876
Insurance - 2.6%
Kinsale Capital Group, Inc.	7,900	3,822,810
Total Financials		13,206,686

Health Care - 14.4%
Health Care Equipment & Supplies - 0.3%
DexCom, Inc. (a)	4,556	397,693
		$–
Health Care Providers & Services - 4.7%
Cardinal Health, Inc.	9,000	1,512,000
Cencora, Inc.	4,735	1,419,790
Encompass Health Corp.	18,000	2,207,340
Progyny, Inc. (a)	74,300	1,634,600
		6,773,730
Health Care Technology - 3.9%
Veeva Systems, Inc. - Class A (a)	19,850	5,716,403
		$–
Life Sciences Tools & Services - 5.5%
Bio-Rad Laboratories, Inc. - Class A (a)	6,130	1,479,292
Bio-Techne Corp.	34,800	1,790,460
IQVIA Holdings, Inc. (a)	10,600	1,670,454
Mettler-Toledo International, Inc. (a)	2,550	2,995,536
		7,935,742
Total Health Care		20,823,568

Industrials - 26.3%(b)
Aerospace & Defense - 2.0%
TransDigm Group, Inc.	1,900	2,889,216
		$–
Commercial Services & Supplies - 4.9%
Copart, Inc. (a)	84,000	4,121,880
RB Global, Inc.	27,660	2,937,215
		7,059,095
Construction & Engineering - 1.7%
AECOM	21,800	2,460,348
		$–
Electrical Equipment - 5.5%
AMETEK, Inc.	23,255	4,208,225
Vertiv Holdings Co. - Class A	29,432	3,779,363
		7,987,588
Professional Services - 10.3%
Equifax, Inc.	9,100	2,360,267
SS&C Technologies Holdings, Inc.	34,289	2,839,129
TransUnion	43,000	3,784,000
Verisk Analytics, Inc.	19,053	5,935,010
		14,918,406
Trading Companies & Distributors - 1.9%
Ferguson Enterprises, Inc.	12,265	2,670,704
Total Industrials		37,985,357

Information Technology - 19.2%
IT Services - 4.4%
Gartner, Inc. (a)	10,800	4,365,576
Snowflake, Inc. - Class A (a)	9,000	2,013,930
		6,379,506
Semiconductors & Semiconductor Equipment - 1.6%
ON Semiconductor Corp. (a)	43,310	2,269,877
		$–
Software - 13.2%
CyberArk Software Ltd. (a)	5,475	2,227,668
Fair Isaac Corp. (a)	890	1,626,884
Guidewire Software, Inc. (a)	11,200	2,637,040
Manhattan Associates, Inc. (a)	7,400	1,461,278
Procore Technologies, Inc. (a)	43,800	2,996,796
PTC, Inc. (a)	16,000	2,757,440
Tyler Technologies, Inc. (a)	4,100	2,430,644
Varonis Systems, Inc. (a)	58,500	2,968,875
		19,106,625
Total Information Technology		27,756,008

Materials - 2.7%
Chemicals - 0.8%
Element Solutions, Inc.	52,500	1,189,125
		$–
Construction Materials - 1.9%
Martin Marietta Materials, Inc.	5,000	2,744,800
Total Materials		3,933,925

Real Estate - 6.7%
Real Estate Management & Development - 6.7%
CBRE Group, Inc. - Class A (a)	44,000	6,165,280
CoStar Group, Inc. (a)	44,000	3,537,600
Total Real Estate		9,702,880

Utilities - 3.2%
Independent Power and Renewable Electricity Producers - 3.2%
Vistra Corp.	23,750	4,602,988
TOTAL COMMON STOCKS (Cost $75,791,451)		138,910,029

REAL ESTATE INVESTMENT TRUSTS - 1.1%	Shares	Value
Real Estate - 1.1%
Health Care REITs - 1.1%
Welltower, Inc.	10,000	1,537,300
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $667,286)		1,537,300

SHORT-TERM INVESTMENTS - 2.9%	Shares	Value
Money Market Funds - 2.9%
Fidelity Money Market Government Portfolio - Class I, 4.23% (c)	4,254,548	4,254,548
TOTAL SHORT-TERM INVESTMENTS (Cost $4,254,548)		4,254,548

TOTAL INVESTMENTS - 100.0% (Cost $80,713,285)		144,701,877
Liabilities in Excess of Other Assets - (0.0)% (d)		(45,507)
TOTAL NET ASSETS - 100.0%		$144,656,370
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Buffalo Mid Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$138,910,029	$–	$–	$138,910,029
Real Estate Investment Trusts	1,537,300	–	–	1,537,300
Money Market Funds	4,254,548	–	–	4,254,548
Total Investments	$144,701,877	$–	$–	$144,701,877

Refer to the Schedule of Investments for further disaggregation of investment categories.